SENIOR CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2004	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rate Of Principal Amount In Redemption Price	100.00%
Rate Of Principal Amount In Repurchase Price	100.00%
Senior Notes	$ 125,000
Debt Instrument, Interest Rate, Effective Percentage	2.00%	2.00%	2.00%	2.00%
Debt Instrument, Convertible, Conversion Ratio	53.4474
Debt Instrument, Repurchased Face Amount	1
Debt Instrument, Convertible, Conversion Price	$ 18.71
Convertible Notes Payable, Noncurrent		0	353
Debt Instrument, Maturity Date	Nov. 09, 2024
Debt Instrument, Maturity Date Range, Start	Nov. 09, 2014
Debt Instrument, Maturity Date Range, End	Nov. 09, 2019
Subsequent Event [Member]
Debt Instrument, Repurchased Face Amount		$ 300